Trade Receivables	12 Months Ended
Mar. 31, 2023
Trade receivables.
Trade receivables

7.           Trade receivables

	At March 31,
	2023	2022	2021
	€M	€M	€M
Trade receivables	59.7	43.5	18.6
	59.7	43.5	18.6

All amounts fall due within one year.

There has been no change to the allowance for impairment during the year (2022: €nil; 2021: €nil). There were no bad debt write-offs in the year (2022: €nil; 2021: €nil).

At March 31, 2023, €5.1m (2022: €3.6m; 2021: €1.0m) of the accounts receivable balance were past due, of which €nil (2022: €nil; 2021: €nil) was impaired and €5.1m (2022: €3.6m; 2021: €1.0m) was considered past due but not impaired for which the expected credit loss was considered immaterial.